RETIREMENT BENEFIT OBLIGATIONS - Schedule of Net Retirement Benefits Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (47,130)	£ (49,549)
Net amount recognised in the balance sheet	4,404	1,578
Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(47,130)	(49,549)
Fair value of scheme assets	£ 51,534	£ 51,127